Schedule of accumulated losses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance	$ 3,311,730	$ 4,989,957	$ 5,117,485
Loss attributable to owners of the Company	(4,314,231)	(1,941,033)	(3,891,586)
Balance	3,825,677	3,311,730	4,989,957
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance	(47,155,401)	(45,345,462)	(45,227,027)
Transfers from reserve accounts	1,337,835	131,094	3,773,151
Loss attributable to owners of the Company	(4,314,231)	(1,941,033)	(3,891,586)
Balance	$ (50,131,797)	$ (47,155,401)	$ (45,345,462)